Retirement Plans and Other Retiree Benefits - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			100.00%	100.00%
Assumed health care cost trend rate			8.30%	8.50%
Assumed decrease in health care cost trend rate			4.50%
Effect of one percent increase in health care cost trend rate on other postretirement benefit obligation			$ 12,800,000
Effect of one percent decrease in health care cost trend rate on other postretirement benefit obligation			10,700,000
Effect of one percent increase or decrease on service and interest cost components			500,000
Recognized compensation expense	5,000,000	5,400,000	8,000,000	5,100,000	9,000,000
Additional Contributions to defined benefit retirement plan	5,900,000
Accumulated other comprehensive loss	169,400,000
Accumulated other comprehensive loss, net of tax	105,900,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			38.00%	65.00%
Equity Securities [Member] | U S equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			25.00%
Equity Securities [Member] | Non U.S. equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			13.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			47.00%	35.00%
Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			15.00%	0.00%
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined benefit retirement plan	24,200,000		26,296,000	7,304,000
Estimated contributions to plan in next fiscal year			30,100,000
Accrued benefit costs			199,309,000	164,880,000
Accrued benefit costs included in other current liabilities			600,000	600,000
Accrued benefit costs included in other long-term liabilities			198,700,000	164,300,000
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined benefit retirement plan			3,234,000	3,980,000
Estimated contributions to plan in next fiscal year			4,500,000
Accrued benefit costs			110,737,000	96,312,000
Accrued benefit costs included in other current liabilities			4,500,000	4,200,000
Accrued benefit costs included in other long-term liabilities			106,300,000	92,100,000
Estimated contributions to other postretirement benefit plan in next fiscal year	$ 4,500,000